May 6, 2005


VIA EDGAR

The United States Securities
   And Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

Subject:     Nationwide Provident VLI Separate Account 1
             Nationwide Life Insurance Company of America
             SEC File No. 33-42133
             CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide Provident VLI Separate Account 1 (the "Variable Account") and Nationwide Life Insurance Company of America, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 21 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2005.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Sincerely,

/s/ JAMIE RUFF CASTO

Jamie Ruff Casto
Variable Products Securities Counsel
Nationwide Life Insurance Company of America

cc: file